Fair Values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment securities:
Equity securities	$ 1	$ 124
Debt securities and other	4,430	4,892
Derivative assets	991	701
Total assets	5,422	5,717
Level 1 [Member]
Investment securities:
Equity securities	1	124
Debt securities and other	350	320
Derivative assets	0	0
Total assets	351	444
Level 2 [Member]
Investment securities:
Equity securities	0	0
Debt securities and other	4,080	4,572
Derivative assets	991	701
Total assets	5,071	5,273
Level 3 [Member]
Investment securities:
Total assets	$ 0	$ 0